Acquisitions - Disclosure Of Detailed Information About Business Combinations (Parenthetical) (Details) $ in Millions	Mar. 31, 2020 USD ($)
Adjustments [member]
Disclosure of detailed information about business combination [line items]
Deferred tax liabilities provision for tax contingencies in relation to certain export finance loans	$ 13.9